RESTRICTED NET ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
RESTRICTED NET ASSETS [Abstract]
Amount of net assets restricted	$ 111,779	696,394